Borrowings - Balances of long-term bank loan (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Outstanding loan	¥ 684,382	¥ 1,272,590
Current portion according to the repayment schedule	380,560	322,436
Long-term portion	303,822	950,154
Secured Loan Agreement With Bank Of Nanjing Due May 2022 [Member]
Debt Instrument [Line Items]
Outstanding loan	275,382	475,382
Current portion according to the repayment schedule	200,000	200,000
Long-term portion	75,382	275,382
Loan Agreement With China Merchants Bank Due September 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	88,000	96,000
Current portion according to the repayment schedule	88,000	8,000
Long-term portion		88,000
Loan Agreement With China CITIC Bank Due February 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	34,500	44,500
Current portion according to the repayment schedule	34,500	10,000
Long-term portion		34,500
Loan Agreement With China CITIC Bank Due March 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan	39,500	49,500
Current portion according to the repayment schedule	39,500	10,000
Long-term portion		39,500
First Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		4,102
Current portion according to the repayment schedule		1,014
Long-term portion		3,088
Second Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		32,305
Current portion according to the repayment schedule		7,695
Long-term portion		24,610
Third Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		16,145
Current portion according to the repayment schedule		3,855
Long-term portion		12,290
Fourth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		32,305
Current portion according to the repayment schedule		7,695
Long-term portion		24,610
Fifth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		32,305
Current portion according to the repayment schedule		7,695
Long-term portion		24,610
Sixth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		28,257
Current portion according to the repayment schedule		6,743
Long-term portion		21,514
Seventh Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		128,353
Current portion according to the repayment schedule		28,862
Long-term portion		99,491
Eighth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		42,777
Current portion according to the repayment schedule		9,631
Long-term portion		33,146
Loan Agreement With Hanhou Bank Due March 2022 [Member]
Debt Instrument [Line Items]
Outstanding loan	197,000	199,000
Current portion according to the repayment schedule	2,000	2,000
Long-term portion	195,000	197,000
Nineth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		18,072
Current portion according to the repayment schedule		3,855
Long-term portion		14,217
Tenth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Outstanding loan		73,587
Current portion according to the repayment schedule		15,391
Long-term portion		¥ 58,196
Loan Agreement With Bank Of Shanghai Due December 2023 [Member]
Debt Instrument [Line Items]
Outstanding loan	50,000
Current portion according to the repayment schedule	16,560
Long-term portion	¥ 33,440